Operating segments - Geographic information (Details) - RUB (₽) ₽ in Millions	3 Months Ended		9 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2019	Sep. 30, 2018
Disclosure of geographical areas
Revenue	₽ 10,142	₽ 7,943	₽ 28,646	₽ 21,329
Russia
Disclosure of geographical areas
Revenue	7,628	5,902	21,378	15,747
Other CIS
Disclosure of geographical areas
Revenue	421	363	1,174	1,006
EU
Disclosure of geographical areas
Revenue	787	631	2,503	1,619
Other countries
Disclosure of geographical areas
Revenue	₽ 1,306	₽ 1,047	₽ 3,591	₽ 2,957